General administrative expenses and other net operating income (expenses) - Details of other operating expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses [Abstract]
Net foreign exchange loss		₩ 450,698	₩ 679,350	₩ 192,331
KDIC deposit insurance premium		406,276	371,054	333,600
Contribution to miscellaneous funds		367,961	327,911	317,667
Losses on change in fair value of derivatives		93,084	82,746	3,686
Losses on fair value hedged items		1,947	68,508	86,214
Others	[1]	469,938	189,959	143,786
Total		1,789,904	1,719,528	1,077,284
Amortization of other intangible assets included in other operating expenses		13,963	11,890	₩ 22,317
Lease depreciation cost		₩ 250,971	₩ 52,504

[1]	Other expense includes 22,317 million Won, 11,890 million Won and 13,963 million Won for intangible asset amortization cost for the years ended December 31, 2019, 2020 and 2021 respectively. In addition, it includes 52,504 million Won and 250,971 million Won for lease depreciation cost for the years ended December 31, 2020 and 2021, respectively.